Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 8 - Cash and Cash Equivalents

Composition

	December 31,
	2017	2018
	NIS millions	NIS millions
Bank balances	59	50
Call deposits	468	1,152
	527	1,202

The Group's exposure to interest rate risk and sensitivity analysis for financial assets and liabilities are disclosed in Note 21.